Share capital - Summary of share premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital
Share Premium	$ 353,883,768	$ 347,295,152
Costs attributable to the issuance of shares in connection with the business combination		(8,467,766)	$ (8,467,766)
Fair value of shares earnouts	(75,550,455)	(75,550,455)	$ (75,550,455)
Share premium less issuance costs and fair value of earnout shares	311,548,404	311,548,404
Swvl Inc. shareholders
Share capital
Share Premium	88,873,188	88,873,188
Convertible notes
Share capital
Share Premium	145,952,505	145,952,505
PIPE Investor
Share capital
Share Premium	39,663,603	39,663,603
Recapitalization costs
Share capital
Share Premium	121,077,329	121,077,329
Normal course of business
Share capital
Share Premium	42,335,364	35,746,748
Total share premium
Share capital
Share Premium	$ 353,883,768	$ 347,295,152